Shareholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Entity Information [Line Items]
Shareholder's Equity
7. SHAREHOLDER’S EQUITY
During the nine months ended September 30, 2025, Ohio Holdings made equity contributions of $150.0 million to AES Ohio.
During the nine months ended September 30, 2024, DPL made equity contributions of $200.0 million to AES Ohio.
The proceeds from these equity contributions are intended primarily for funding needs related to AES Ohio’s capital expenditure program.

8. SHAREHOLDER’S EQUITY
Common Stock
AES Ohio has 50,000,000 authorized common shares, of which 41,172,173 are outstanding at December 31, 2024. All common shares are held by AES Ohio’s parent, DPL.
Capital Contributions and Returns of Capital
During the years ended December 31, 2024 and 2023, AES Ohio received $200.0 million and $260.0 million, respectively, in equity contributions from DPL. The proceeds from these equity contributions allow AES Ohio to seek to improve its infrastructure and modernize its grid while maintaining liquidity. AES Ohio did not receive any equity contributions from DPL in 2022.
During the years ended December 31, 2024, 2023 and 2022, AES Ohio declared and paid distributions totaling $40.0 million, $83.0 million and $64.0 million, respectively.